UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   FORM 13F-COMBINATION/A
		                     FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 15, 2002, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2003.


Report for the Calendar Year or Quarter Ended: __09/30/02____

Check here if Amendment [X]; Amendment Number: __1__
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _417 Fifth Avenue, Fourth Floor___________
         _New York, NY  10016______________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

___VINCE SAPONAR___    ___NEW YORK, NY___     ___05/15/03___
 [Signature]               [City, State]             [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ____72____

Form 13F Information Table Value Total: $___68,481___
                                         (thousands)




List of Other Included Managers: NONE





PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 09/30/02
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                              TITLE                 FAIR    SHARES OR              SHARED   SHARED               (SHARES)
                               OF                   MARKET  PRINCIPAL       SOLE   DEFINED   OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C)   MGR     (A)      (B)      (C)
_________________             _____  ________       ______  _________        ___      ___      ___  _____    ___      ___      ___

ACXIOM CORP                   COM    005125109      69,500      5,000      5,000                           5,000
ADVANCED ENERGY INDS          COM    007973100      80,535      9,100      9,100                           9,100
AFFYMETRIX INC                NOTE   00826TAD0     769,013    962,000    962,000                         962,000
AMAZON COM INC                COM    023135106       1,599        100        100                             100
AMERICAN INTL GROUP INC       COM    026874107      10,936        200        200                             200
AMKOR TECHNOLOGY INC          NOTE   031652AH3     101,621    384,000    384,000                         384,000
ANADARKO PETE CORP            DBCV   032511AP2     114,148    185,000    185,000                         185,000
AVATAR HLDGS INC              NOTE   053494AD2   4,052,424  4,227,000  4,227,000                        4227,000
AVIRON                        NOTE   053762AD2   2,353,834  2,620,000  2,620,000                        2620,000
BROCADE COMMUNICATIONS SYS I  COM    111621108     102,725     13,606     13,606                          13,606
BROOKS AUTOMATION INC         NOTE   11434AAB6   1,188,801  1,625,000  1,625,000                        1625,000
BURR BROWN CORP               NOTE   122574AF3   3,152,354  3,171,000  3,171,000                        3171,000
CELL THERAPEUTICS INC         NOTE   150934AC1     943,779  2,080,000  2,080,000                        2080,000
CENDANT CORP                  DBCV   151313AH6   2,910,360  3,000,000  3,000,000                        3000,000
CEPHALON INC                  NOTE   156708AC3     213,412    230,000    230,000                         230,000
CEPHALON INC                  NOTE   156708AE9     643,259    773,000    773,000                         773,000
CHARTER COMMUNICATIONS INC D  NOTE   16117MAC1     179,708    421,000    421,000                         421,000
CHECKFREE HLDGS CORP          NOTE   162816AC6     441,015    500,000    500,000                         500,000
CHEVRONTEXACO CORP            COM    166764100      48,440        700        700                             700
CYMER INC                     COM    232572107     110,880      6,000      6,000                           6,000
CYPRESS SEMICONDUCTOR CORP    NOTE   232806AE9   3,019,442  3,820,000  3,820,000                        3820,000
DEVON ENERGY CORP NEW         DEB    25179MAB9       2,936      3,000      3,000                           3,000
E TRADE GROUP INC             NOTE   269246AD6     985,697  1,315,000  1,315,000                        1315,000
ECHOSTAR COMMUNICATIONS NEW   NOTE   278762AD1     643,611    850,000    850,000                         850,000
ECHOSTAR COMMUNICATIONS NEW   NOTE   278762AG4   1,899,550  2,520,000  2,520,000                        2520,000
ELECTRONIC DATA SYS NEW       NOTE   285661AB0      36,399     50,000     50,000                          50,000
EMCORE CORP                   NOTE   290846AB0     440,360  1,000,000  1,000,000                        1000,000
ENZON INC                     NOTE   293904AB4   3,749,129  5,352,000  5,352,000                        5352,000
FEI CO                        NOTE   30241LAB5   3,702,972  5,025,000  5,025,000                        5025,000
FIRST DATA CORP               DEBT   319963AD6   2,122,200  2,000,000  2,000,000                        2000,000
FORD MTR CO DEL               COM PA 345370860      48,700      5,000      5,000                           5,000
FORD MTR CO CAP TR II         PFD TR 345395206      56,631      1,400      1,400                           1,400
GAP INC DEL                   NOTE   364760AJ7   1,724,183  1,739,000  1,739,000                        1739,000
GENERAL SEMICONDUCTOR INC     NOTE   370787AB9   1,775,080  2,000,000  2,000,000                        2000,000
HUMAN GENOME SCIENCES INC     NOTE   444903AH1     409,859    630,000    630,000                         630,000
HUTCHINSON TECHNOLOGY INC     NOTE   448407AC0   1,376,308  1,440,000  1,440,000                        1440,000
INCO LTD                      COM    453258402     808,920     50,400     50,400                          50,400
INTL PAPER CO                 COM    460146103     233,730      7,000      7,000                           7,000
INTERNATIONAL RECTIFIER CORP  NOTE   460254AE5       3,897      5,000      5,000                           5,000
INVITROGEN CORP               NOTE   46185RAB6      14,475     16,000     16,000                          16,000
INVITROGEN CORP               COM    46185R100     214,956      6,300      6,300                           6,300
IVAX CORP                     NOTE   465823AD4   1,767,319  2,077,000  2,077,000                        2077,000
IVAX CORP                     NOTE   465823AG7   2,732,960  3,519,000  3,519,000                        3519,000
KULICKE & SOFFA INDS INC      NOTE   501242AJ0   1,080,682  2,505,000  2,505,000                        2505,000
LSI LOGIC CORP                COM    502161102     304,436     48,400     48,400                          48,400
LTX CORP                      COM    502392103      58,534     12,950     12,950                          12,950
L-3 COMMUNICATIONS HLDGS INC  DEBT   502424AD6   1,208,300  1,000,000  1,000,000                        1000,000
MANUGISTICS GROUP INC         NOTE   565011AB9     469,080  1,000,000  1,000,000                        1000,000
NAVISTAR FINL CORP            NOTE   638902AM8   1,908,850  2,500,000  2,500,000                        2500,000
NETWORKS ASSOCS INC           COM    640938106     230,454     21,700     21,700                          21,700
OMNICARE INC                  SDCV   681904AD0     951,374  1,053,000  1,053,000                        1053,000
                                 PAGE TOTAL       51,469,367
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE 09/30/02
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                              TITLE                 FAIR    SHARES OR              SHARED   SHARED               (SHARES)
                               OF                   MARKET  PRINCIPAL       SOLE   DEFINED   OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C)   MGR     (A)      (B)      (C)
_________________             _____  ________       ______  _________        ___      ___      ___  _____    ___      ___      ___

PIONEER STD ELECTRS INC       COM    723877106       7,200      1,000      1,000                           1,000
POGO PRODUCING CO             NOTE   730448AE7     203,934    200,000    200,000                         200,000
PROTEIN DESIGN LABS INC       NOTE   74369LAB9   3,793,871  4,790,000  4,790,000                        4790,000
RF MICRODEVICES INC           COM    749941100      21,035      3,500      3,500                           3,500
RATIONAL SOFTWARE CORP        COM NE 75409P202      52,200     12,000     12,000                          12,000
REGENERON PHARMACEUTICALS     NOTE   75886FAB3     172,692    235,000    235,000                         235,000
SCI SYS INC                   NOTE   783890AF3   1,204,375  2,050,000  2,050,000                        2050,000
S3 INC                        NOTE   784849AC5      83,400    695,000    695,000                         695,000
SANMINA SCI CORP              COM    800907107       1,365        500        500                             500
SEMTECH CORP                  NOTE   816850AD3   4,587,721  5,703,000  5,703,000                        5703,000
SEPRACOR INC                  NOTE   817315AQ7   1,060,000  2,000,000  2,000,000                        2000,000
SIEBEL SYS INC                NOTE   826170AC6      15,372     17,000     17,000                          17,000
SKECHERS U S A INC            NOTE   830566AB1   1,291,237  1,782,000  1,782,000                        1782,000
SYMANTEC CORP                 NOTE   871503AB4     127,035    101,000    101,000                         101,000
TERADYNE INC                  SDCV   880770AD4     387,535    500,000    500,000                         500,000
THERMO ELECTRON CORP          SDCV   883556AH5     965,000  1,000,000  1,000,000                        1000,000
VECTOR GROUP LTD              NOTE   92240MAC2     282,357    411,000    411,000                         411,000
VEECO INSTRS INC DEL          NOTE   922417AB6   1,920,109  2,852,000  2,852,000                        2852,000
VERITAS SOFTWARE CORP / VERI  NOTE   92343RAA1     826,570  1,000,000  1,000,000                        1000,000
WMX TECHNOLOGIES INC          NOTE   92929QAF4       4,377      5,000      5,000                           5,000
WILLIAMS COS INC DEL          COM    969457100       4,480      2,000      2,000                           2,000
                                 PAGE TOTAL       17,011,865
                                GRAND TOTAL       68,481,232
